Stockholders' Deficit - Additional Information (Detail) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Feb. 01, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000			1,000,000
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock shares issued	0	0			0
Preferred stock shares outstanding	0	0			0
Percentage of ownership held by initial shareholders		20.00%
Minimum percentage of outstanding shareholders approval required for amendment	90.00%	90.00%
Common stock, threshold percentage on conversion of shares	20.00%	20.00%
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized	200,000,000	200,000,000			200,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001			$ 0.0001
Common stock shares issued					0
Common stock shares outstanding					0
Temporary equity shares outstanding	40,000,000	40,000,000			0
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock shares issued	40,000,000	40,000,000	40,000,000
Common stock shares outstanding	40,000,000	40,000,000
Common Class F [Member]
Class of Stock [Line Items]
Common stock shares authorized	20,000,000	20,000,000			20,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001			$ 0.0001
Common stock shares issued	10,000,000	10,000,000			10,000,000
Common stock shares outstanding	10,000,000	10,000,000			10,000,000
Temporary equity shares outstanding	1,250,000	1,250,000
Common Class F [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Common stock shares outstanding				1,250,000